Derivative Instruments - Summary of Location and Fair Value of Derivative Instruments (Detail) - Commodity swaps - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current derivative assets
Derivatives, Fair Value [Line Items]
Gross Amount Recognized, Assets	$ 146	$ 1,057
Less Group Amount of Offset, Assets	0	0
Net Amount Recognized, Assets	$ 146	$ 1,057
Derivative Liabilities Current
Derivatives, Fair Value [Line Items]
Gross Amount Recognized, Liability			$ 121
Less Group Amount of Offset, Liability			0
Net Amount Recognized, Liability			$ 121